S-K 1604(c) De-SPAC Dilution	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 1.41
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 8.59
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ 241,283,411
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	30,992,500
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	28,100,000
No Redemption [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 243,344,159
No Redemption [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 10.2
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ (0.2)
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ (1,060,748)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	8,087,016
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	5,194,516
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 1,000,000
Redemption at 100 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 1.92
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 8.08
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ 180,697,370
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	25,266,129
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	22,373,629
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 182,758,118
Redemption at 25 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 2.78
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 7.22
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ 120,111,330
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	19,539,758
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	16,647,258
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 121,172,078
Redemption at 50 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	$ 4.55
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 5.45
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value	$ (734,770)
De-SPAC, Net Tangible Book Value, Adjusted	$ 59,525,289
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share, Pre Transaction | shares	13,813,387
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	10,920,887
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ 61,586,037
Redemption at 75 Percent of Maximum [Member] | Upfront Underwriting Fees [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution	$ (1,325,978)